Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
Description	Level	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$304,283,025